Expense Example - Kurv U.S. Large Cap TaxOptimized ETF [Member]	Jul. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	$ 288